SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policy [Line Items]
Finished goods	$ 88,285	$ 56,818	$ 91,008
Raw materials	230,092	18,603	39,543
Work-In-Process	42,286	46,754	14,658
Total	$ 360,663	$ 122,175	$ 145,209